Income Taxes - Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Financial statement allowance for loan losses in excess of tax allowance	$ 5,925	$ 8,252
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,539)	(1,941)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,075	1,423
Writedown of other real estate not deductible for income tax purposes until sold	161	287
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(480)
Unrealized loss on securities available-for-sale	1,498	2,533
Equity based compensation	178	0
Other items, net	453	684
Net deferred tax asset	$ 7,424	$ 10,758